Term Loan (Narrative) (Details) - Atlantic acquisition [Member] $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loans payable	$ 13.6	$ 11.0
Term loan, interest rate	3.33%	3.33%
Monthly principal payments	$ 0.2
Term Loan One [Member]
Disclosure of detailed information about borrowings [line items]
Term loan, interest rate	5.31%	5.31%
Borrowings	$ 4.2
Term Loan Two [Member]
Disclosure of detailed information about borrowings [line items]
Term loan, interest rate	5.15%	5.15%
Borrowings	$ 2.6